LEASES (Details 1) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
LEASES
2026	$ 62,937	$ 95,063
Total future minimum lease payments	62,937	95,063
Less imputed interest	(1,281)	(3,070)
Total Operating Lease Liabilities	$ 61,656	$ 91,993